BUSINESS COMBINATION (Carrying Value of Noncontrolling Interest) (Details) € in Thousands, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Total comprehensive loss attributable to noncontrolling interest		$ (624)	¥ (4,344)		¥ (6,383)		¥ 981
Redeemable noncontrolling interest								$ 2,133	¥ 14,849	¥ 29,388	¥ 22,052
Multi Group [Member]
Noncontrolling interest-valuation						€ 2,915			22,595
Total comprehensive loss attributable to noncontrolling interest				€ (413)	(3,223)	(70)	¥ (543)
Adjustment to redemption value	€ (1,845)	$ (2,088)	¥ (14,539)	1,313	¥ 10,559
Redeemable noncontrolling interest	€ 1,900			€ 3,745		€ 2,845		$ 2,133	¥ 14,849	¥ 29,388	¥ 22,052